EQUIPMENT	12 Months Ended
Dec. 31, 2018
EQUIPMENT [Text Block]
4.	EQUIPMENT

		2018
		Accumulated	Net Book
	Cost	Amortization	Value

Computer hardware	$38,713	$37,619	$1,094
Computer software	1,950	1,950	–
Office furniture	11,828	7,634	4,194
Equipment	52,932	42,741	10,191
Shop equipment	22,009	7,503	14,506
Shop equipment under capital leases	53,139	16,055	37,084
	$180,571	$113,502	$67,069

		2017
		Accumulated	Net Book
	Cost	Amortization	Value

Computer hardware	$38,713	$37,115	$1,598
Computer software	1,950	1,950	–
Office furniture	11,828	6,745	5,083
Automobile	8,669	3,812	4,857
Equipment	52,395	42,743	9,652
Shop equipment	22,009	1,287	20,722
Shop equipment under capital leases	53,139	5,427	47,712
	$188,703	$99,079	$89,624